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1933 Act Rule 485(b)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

September 14, 2012

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Mutual Funds

File Nos. 333-40455 and 811-08495

Dear Sir or Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 131/132 to the Registration Statement on Form N-1A of Nationwide Mutual Funds (the “Trust”). This Amendment is being filed, for effectiveness as of September 17, 2012, to: (1) address comments from the staff of the Securities and Exchange Commission with respect to the Trust’s Post-Effective Amendment Nos. 127/128 filed on July 2, 2012; and (2) make certain other non-material changes.

Please direct any inquiries regarding this filing to my attention at (202) 419-8429.

Very truly yours,

/s/Peter M. Hong
Peter M. Hong, Esquire

cc:	Allan Oster, Esquire